SUPPLEMENT DATED DECEMBER 1, 2007

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION

OF THE FUNDS INDICATED BELOW

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund.

Legg Mason Investor Services LLC (“LMIS” or “distributor”), a wholly owned broker-dealer subsidiary of Legg Mason, is the fund’s sole and exclusive distributor.

The following replaces any contrary information in the Prospectus of each fund in the section of the prospectus titled “Sales Charges—Class A Shares”

Effective January 1, 2008, the fund generally will not permit non-resident aliens with a non-U.S. address to establish an account. U.S. citizens with an APO/FPO address or an address in the U.S. (including its territories) and resident aliens with a U.S. address are permitted to establish an account with the funds. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish an account with the funds.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Aggressive Growth Portfolio

Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Dividend Strategy Portfolio

Legg Mason Partners Variable Equity Index Portfolio

Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable Large Cap Growth Portfolio

Legg Mason Partners Variable Lifestyle Allocation 50%

Legg Mason Partners Variable Lifestyle Allocation 70%

Legg Mason Partners Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Mid Cap Core Portfolio

Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value

Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value

Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value

Legg Mason Partners Variable Capital and Income Portfolio

Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Social Awareness Portfolio

Legg Mason Partners Variable Income Trust

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Legg Mason Partners Global Variable High Yield Bond Portfolio

Legg Mason Partners Variable Government Portfolio

Legg Mason Partners Variable High Income Portfolio

Legg Mason Partners Variable Money Market Portfolio

Legg Mason Partners Variable Strategic Bond Portfolio

FDXX010554

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